Cover	Sep. 24, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2024
Entity File Number	001-38824
Entity Registrant Name	CANOO INC.
Entity Central Index Key	0001750153
Entity Tax Identification Number	83-1476189
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19951 Mariner Avenue
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90503
City Area Code	424
Local Phone Number	271-2144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GOEV
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase shares of Common Stock
Trading Symbol	GOEVW
Security Exchange Name	NASDAQ